Property, plant and equipment - Reconciliation of property, plant and equipment and accumulated depreciation - Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 242,855	$ 129,812
Additions	222,761	173,186
Business acquisitions	35,972	61,707
Disposals, net	(72,377)	(95,040)
Depreciation	(29,760)	(20,484)
Impairments	7,590
Difference in Exchange	(303)
Transferred to assets held for sale	(12,501)	(6,326)
Ending balance	379,720	242,855
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	286,828
Ending balance	442,313	286,828
Land
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,827	487
Additions	2,871	10
Business acquisitions	2,056	6,384
Disposals, net	(4,260)
Transfers, net		(10)
Ending balance	6,656	6,827
Land | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,871
Ending balance	7,494	6,871
Building and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	112,697	76,997
Additions	79,721	49,088
Business acquisitions	24,817	25,828
Disposals, net	(16,705)	(31,667)
Transfers, net	28,376	5,528
Depreciation	(12,833)	(8,624)
Difference in Exchange	(104)
Ending balance	206,702	112,697
Building and improvements | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	139,044
Ending balance	247,772	139,044
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	48,686	29,649
Additions	31,414	18,701
Business acquisitions	8,885	12,225
Disposals, net	(5,408)	(1,423)
Transfers, net	9,420	1,663
Depreciation	(16,045)	(10,854)
Impairments	23
Difference in Exchange	(196)
Ending balance	75,517	48,686
Furniture and fixtures | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	70,486
Ending balance	106,083	70,486
Information technology
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,469	1,348
Additions	1,120	646
Business acquisitions		823
Disposals, net	603	(268)
Transfers, net	(6)	(71)
Depreciation	(882)	(1,006)
Ending balance	2,304	1,469
Information technology | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,025
Ending balance	4,406	3,025
Construction in progress.
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	73,176	21,331
Additions	107,635	104,741
Business acquisitions	214	16,447
Disposals, net	(46,607)	(61,682)
Transfers, net	(37,790)	(7,110)
Impairments	7,567
Difference in Exchange	(3)
Ending balance	88,541	73,176
Construction in progress. | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	73,728
Ending balance	$ 89,059	$ 73,728